CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 6,248	$ 4,372
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	97,574,171	31,432,476
Common stock, shares outstanding (in shares)	97,574,171	31,432,476